Income and Social Contribution Taxes - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income and social contribution taxes	R$ 1,054,895	R$ 688,181
Threshold amount of gross revenue for calculation of alternative method of taxation for companies	R$ 78,000
Percentage of operating revenues for calculation of alternative method of taxation for companies	32.00%
Threshold percentage of taxable income for indefinite expiration of tax loss carryforwards	30.00%
Tax losses and negative basis for social contribution carryforwards	R$ 283,238	148,345
Income and social contribution tax benefit related to monetary variation (SELIC) on repetition of tax undue payments	128,420	106,667
Ultrapar International S.A. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards	R$ 33,663	R$ 8,510